Convertible Notes Payable (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Convertible Promissory Note

The holder of the April Note payable converted the following amounts during the six months ended June 30, 2018:

Conversion Date	Number of Shares of Common Stock	Principal and Amount Converted	Price per Share
January 17, 2018	500,000	31,875	0.0638
January 31, 2018	500,000	31,875	0.0638
March 16, 2018	500,000	20,325	0.0407
April 19, 2018	500,000	11,250	0.0225
May 7, 2018	936,640	17,562	0.0188
May 22, 2018	1,000,000	12,225	0.0122
June 5, 2018	1,000,000	11,700	0.0117
June 18, 2018	1,000,000	11,800	0.0118
Total	5,936,640	148,612

The holder of the July Note converted the following during the six months ended June 30, 2018:

Conversion Date	Number of Shares of Common Stock	Principal and Amount Converted	Price per Share
January 31, 2018	1,388,889	$50,000	0.0360
March 8, 2018	1,428,571	50,000	0.0350
April 18, 2018	2,000,000	21,000	0.0105
June 12, 2018	2,750,000	21,725	0.0079
Total	7,567,460	$142,725

The holder of the September Note #1 converted the following during the six months ended June 30, 2018:

Conversion Date	Number of Shares of Common Stock	Principal and Amount Converted	Price per Share
March 23, 2018	1,000,000	$25,750	0.0258
April 19, 2018	2,141,249	22,804	0.0106
Total	3,141,249	$48,554

The holder of the September Note #2 converted the following during the six months ended June 30, 2018:

Conversion Date	Number of Shares of Common Stock	Principal and Amount Converted	Fees	Price per Share
April 17, 2018	1,000,000	$3,510	750	0.0043
May 2, 2018	2,300,000	8,973	825	0.0043
May 23, 2018	2,700,000	7,977	825	0.0033
June 18, 2018	3,100,000	8,710	900	0.0031
Total	9,100,000	$29,170	3,300

The holder of the October Note converted the following during the six months ended June 30, 2018:

Conversion Date	Number of Shares of Common Stock	Principal and Amount Converted	Price per Share
May 10, 2018	1,380,379	20,000	0.0145
June 7, 2018	2,065,291	18,000	0.0087
June 22, 2018	2,058,329	17,000	0.0083
Total	5,503,999	55,000